CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares
Accounts receivable, allowance | ¥	¥ 0		¥ 0
Accounts payable	20,372,680	$ 3,122,250	18,633,876
Deferred revenue	35,226,237	5,398,657	32,555,402
Income tax payable	2,122,765	325,328	940,080
Accrued expenses and other current liabilities	118,958,796	18,231,232	¥ 71,768,573
Deferred income tax liabilities	¥ 10,954,883	$ 1,678,909
Ordinary Shares
Shares authorized (in shares)	0	0	489,944,215
Shares issued (in shares)	0	0	5,614,840
Shares outstanding (in shares)	0	0	5,614,840
Series A Convertible Preferred Shares
MEZZANINE EQUITY
Shares authorized (in shares)	0	0	1,439,102
Shares issued (in shares)	0	0	1,439,102
Shares outstanding (in shares)	0	0	1,439,102
Liquidation value | ¥	¥ 0		¥ 92,981,579
Series A-1 Redeemable Convertible Preferred Shares
MEZZANINE EQUITY
Shares authorized (in shares)	0	0	1,891,291
Shares issued (in shares)	0	0	1,891,291
Shares outstanding (in shares)	0	0	1,891,291
Redemption value | ¥	¥ 0		¥ 17,959,327
Liquidation value | ¥	¥ 0		¥ 42,744,121
Series B Redeemable Convertible Preferred Shares
MEZZANINE EQUITY
Shares authorized (in shares)	0	0	1,862,069
Shares issued (in shares)	0	0	1,862,069
Shares outstanding (in shares)	0	0	1,862,069
Redemption value | ¥	¥ 0		¥ 483,612,008
Liquidation value | ¥	¥ 0		¥ 129,234,158
Series C Redeemable Convertible Preferred Shares
MEZZANINE EQUITY
Shares authorized (in shares)	0	0	1,246,621
Shares issued (in shares)	0	0	1,246,621
Shares outstanding (in shares)	0	0	1,246,621
Redemption value | ¥	¥ 0		¥ 327,278,389
Liquidation value | ¥	¥ 0		¥ 168,071,988
Series C-1 Redeemable Convertible Preferred Shares
MEZZANINE EQUITY
Shares authorized (in shares)	0	0	977,961
Shares issued (in shares)	0	0	977,961
Shares outstanding (in shares)	0	0	977,961
Redemption value | ¥	¥ 0		¥ 258,898,069
Liquidation value | ¥	¥ 0		¥ 156,964,366
Series D Redeemable Convertible Preferred Shares
MEZZANINE EQUITY
Shares authorized (in shares)	0	0	2,522,101
Shares issued (in shares)	2,143,786	2,143,786	2,143,786
Shares outstanding (in shares)	2,143,786	2,143,786	2,143,786
Redemption value | ¥	¥ 0		¥ 612,978,394
Liquidation value | ¥	¥ 0		¥ 622,625,048
Class A
Ordinary Shares
Par value per share (in dollars per share) | $ / shares		$ 0.0001
Shares authorized (in shares)	4,600,000,000	4,600,000,000	0
Shares issued (in shares)	12,210,830	12,210,830	0
Shares outstanding (in shares)	12,210,830	12,210,830	0
Class B
Ordinary Shares
Par value per share (in dollars per share) | $ / shares		$ 0.0001
Shares authorized (in shares)	200,000,000	200,000,000	0
Shares issued (in shares)	5,614,840	5,614,840	0
Shares outstanding (in shares)	5,614,840	5,614,840	0
VIE
Accounts payable | ¥	¥ 6,817,776		¥ 0
Deferred revenue | ¥	34,541,710		865,167
Income tax payable | ¥	291,441		112,473
Accrued expenses and other current liabilities | ¥	49,315,134		29,575,764
Deferred income tax liabilities | ¥	¥ 10,954,883		¥ 0